Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Aggregate Erroneous Compensation Not Yet Determined
Clawback Provisions
All incentive awards made pursuant to the Bumble Inc. 2021 Omnibus Incentive Plan, which we refer to as the Omnibus Incentive Plan, are subject to reduction, cancellation, forfeiture or recoupment to the extent necessary to comply with (i) any clawback, forfeiture or other similar policy adopted by the Board or the Compensation Committee and as in effect from time to time; and (ii) applicable law. Further, unless otherwise determined by the Compensation Committee, to the extent that the executive receives any amount in excess of the amount that the executive should otherwise have received under the terms of the incentive award for any reason (including, without limitation, by reason of a financial restatement, mistake in calculations or other administrative error), the executive will be required to repay any such excess amount to the Company.
Effective
October 2023
, we adopted a standalone clawback policy that is compliant with the requirements of Dodd-Frank, Rule
10D-1
of the Exchange Act and Nasdaq Rule 5608. This policy provides that, upon the occurrence of an accounting restatement of the Company’s financial statements to correct an error, the Compensation Committee must recoup incentive-based compensation that was erroneously granted, earned or vested to our current and former “officers” (as defined under Rule
16a-1
of the Exchange Act) based wholly or in part upon the attainment of any financial reporting measure, subject to limited exceptions. The Clawback Policy is included as an exhibit to our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024.